Average Annual Total Returns			12 Months Ended	60 Months Ended	68 Months Ended	120 Months Ended	151 Months Ended		159 Months Ended	163 Months Ended	183 Months Ended	266 Months Ended	303 Months Ended
		Sep. 25, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [12]	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025 [9]	Dec. 31, 2025 [1]	Dec. 31, 2025 [5]	Dec. 31, 2025 [1]	Dec. 31, 2025 [1]
ARBITRAGE FUND | Class R
Prospectus [Line Items]
Average Annual Return, Percent			8.01%	3.23%		3.32%							3.87%
Performance Inception Date		Sep. 18, 2000
ARBITRAGE FUND | Class R | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.98%	2.57%		2.43%							2.94%
ARBITRAGE FUND | Class R | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.24%	2.32%		2.27%							2.75%
ARBITRAGE FUND | Class I
Prospectus [Line Items]
Average Annual Return, Percent			8.29%	3.48%		3.57%						3.27%
Performance Inception Date		Oct. 17, 2003
ARBITRAGE FUND | Class C
Prospectus [Line Items]
Average Annual Return, Percent			6.25%	2.47%		2.55%				1.95%
Performance Inception Date		Jun. 01, 2012
ARBITRAGE FUND | Class A
Prospectus [Line Items]
Average Annual Return, Percent			5.05%	2.65%		3.05%	2.69%	[1]
Performance Inception Date		Jun. 01, 2013
ARBITRAGE FUND | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.88%	14.42%		14.82%							8.29%
ARBITRAGE FUND | Bloomberg U.S. Treasury Bill Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]		4.30%	3.19%		2.20%							1.92%
ARBITRAGE FUND | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]		7.30%	(0.36%)		2.01%							3.92%
WATER ISLAND EVENT-DRIVEN FUND | Class R
Prospectus [Line Items]
Average Annual Return, Percent			8.41%	3.16%		4.12%					2.78%
Performance Inception Date		Oct. 01, 2010
WATER ISLAND EVENT-DRIVEN FUND | Class R | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.23%	3.08%		4.01%					2.33%
WATER ISLAND EVENT-DRIVEN FUND | Class R | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.10%	2.42%		3.23%					1.99%
WATER ISLAND EVENT-DRIVEN FUND | Class I
Prospectus [Line Items]
Average Annual Return, Percent			8.67%	3.42%		4.39%					3.04%
Performance Inception Date		Oct. 01, 2010
WATER ISLAND EVENT-DRIVEN FUND | Class A
Prospectus [Line Items]
Average Annual Return, Percent			4.93%	2.49%		3.80%	2.48%	[5]
Performance Inception Date		Jun. 01, 2013
WATER ISLAND EVENT-DRIVEN FUND | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]		17.88%	14.42%		14.82%					14.58%
WATER ISLAND EVENT-DRIVEN FUND | Bloomberg U.S. Treasury Bill Index
Prospectus [Line Items]
Average Annual Return, Percent	[7]		4.30%	3.19%		2.20%					1.48%
WATER ISLAND EVENT-DRIVEN FUND | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[8]		7.30%	(0.36%)		2.01%					2.29%
WATER ISLAND CREDIT OPPORTUNITIES FUND | Class R
Prospectus [Line Items]
Average Annual Return, Percent			4.62%	3.34%		3.59%			3.09%
Performance Inception Date		Oct. 01, 2012
WATER ISLAND CREDIT OPPORTUNITIES FUND | Class R | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.97%	1.79%		2.24%			1.75%
WATER ISLAND CREDIT OPPORTUNITIES FUND | Class R | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.72%	1.88%		2.17%			1.77%
WATER ISLAND CREDIT OPPORTUNITIES FUND | Class I
Prospectus [Line Items]
Average Annual Return, Percent			4.79%	3.58%		3.84%			3.33%
Performance Inception Date		Oct. 01, 2012
WATER ISLAND CREDIT OPPORTUNITIES FUND | Class A
Prospectus [Line Items]
Average Annual Return, Percent			1.11%	2.64%		3.23%	2.78%	[9]
Performance Inception Date		Jun. 01, 2013
WATER ISLAND CREDIT OPPORTUNITIES FUND | Bloomberg U.S. Treasury Bill Index
Prospectus [Line Items]
Average Annual Return, Percent	[10]		4.30%	3.19%		2.20%			1.68%
WATER ISLAND CREDIT OPPORTUNITIES FUND | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[11]		7.30%	(0.36%)		2.01%			1.86%
ALTSHARES MERGER ARBITRAGE ETF | AltShares Merger Arbitrage ETF
Prospectus [Line Items]
Average Annual Return, Percent			5.58%	3.88%	4.18%
Performance Inception Date		May 07, 2020
ALTSHARES MERGER ARBITRAGE ETF | AltShares Merger Arbitrage ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.46%	3.45%	3.59%
ALTSHARES MERGER ARBITRAGE ETF | AltShares Merger Arbitrage ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.37%	2.83%	3.00%
ALTSHARES MERGER ARBITRAGE ETF | S&P 500® INDEX
Prospectus [Line Items]
Average Annual Return, Percent	[13]		17.88%	14.42%	18.55%
ALTSHARES MERGER ARBITRAGE ETF | WATER ISLAND MERGER ARBITRAGE USD HEDGED INDEX
Prospectus [Line Items]
Average Annual Return, Percent	[14]		6.87%	5.22%	5.54%
ALTSHARES MERGER ARBITRAGE ETF | BLOOMBERG U.S. TREASURY BILL INDEX
Prospectus [Line Items]
Average Annual Return, Percent	[15]		4.30%	3.19%	2.83%
ALTSHARES MERGER ARBITRAGE ETF | BLOOMBERG U.S. AGGREGATE BOND INDEX
Prospectus [Line Items]
Average Annual Return, Percent	[16]		7.30%	(0.36%)	0.19%
ALTSHARES EVENT-DRIVEN ETF | AltShares Event-Driven ETF
Prospectus [Line Items]
Average Annual Return, Percent		5.51%	13.57%	3.78%
ALTSHARES EVENT-DRIVEN ETF | AltShares Event-Driven ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.95%	11.57%	1.52%
ALTSHARES EVENT-DRIVEN ETF | AltShares Event-Driven ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.68%	8.16%	1.90%
ALTSHARES EVENT-DRIVEN ETF | S&P 500® INDEX
Prospectus [Line Items]
Average Annual Return, Percent	[17]	13.42%	17.88%	14.42%
ALTSHARES EVENT-DRIVEN ETF | BLOOMBERG U.S. TREASURY BILL INDEX
Prospectus [Line Items]
Average Annual Return, Percent	[18]	2.01%	4.30%	3.19%
ALTSHARES EVENT-DRIVEN ETF | BLOOMBERG U.S. AGGREGATE BOND INDEX
Prospectus [Line Items]
Average Annual Return, Percent	[19]	1.88%	7.30%	(0.36%)

[1]	The inception date for Class R shares is September 18, 2000, the inception date for Class I shares is October 17, 2003, the inception date for Class C shares is June 1, 2012, and the inception date for the Class A shares is June 1, 2013. The “Since Inception” returns reflected for the S&P 500® Index, the Bloomberg U.S. Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index are based on the inception date for Class R shares.
[2]	To meet regulatory requirements, the S&P 500® Index serves as the Fund’s broad-based securities market index, providing a broad measure of market performance. The S&P 500® Index, or simply the S&P 500, is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the U.S.
[3]	The Bloomberg U.S. Treasury Bill Index tracks the market for treasury bills issued by the US government with at least one month and up to, but not including, twelve months remaining to maturity.
[4]	The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.
[5]	The inception date for Class R shares and Class I shares is October 1, 2010 and the inception date for the Class A shares is June 1, 2013. The “Since Inception” returns reflected for the S&P 500® Index, the Bloomberg U.S. Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index are based on the inception date for Class R shares.
[6]	To meet regulatory requirements, the S&P 500® Index serves as the Fund’s broad-based securities market index, providing a broad measure of market performance. The S&P 500® Index, or simply the S&P 500, is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the U.S.
[7]	The Bloomberg U.S. Treasury Bill Index tracks the market for treasury bills issued by the US government with at least one month and up to, but not including, twelve months remaining to maturity.
[8]	The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.
[9]	The inception date for Class R shares and Class I shares is October 1, 2012. The inception date for the Class A shares is June 1, 2013. The “Since Inception” returns reflected for the Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Treasury Bill Index are based on the inception date for Class R and Class I shares.
[10]	Bloomberg U.S. Treasury Bill Index tracks the market for treasury bills issued by the US government with at least one month and up to, but not including, twelve months remaining to maturity.
[11]	To meet regulatory requirements, the Bloomberg U.S. Aggregate Bond Index serves as the Fund’s broad-based securities market index, providing a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.
[12]	The predecessor exchange traded fund’s inception date is May 7, 2020.
[13]	To meet regulatory requirements, the S&P 500® Index serves as the Fund’s broad-based securities market index, providing a broad measure of market performance. The S&P 500® Index, or simply the S&P 500, is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the U.S.
[14]	The Water Island Merger Arbitrage USD Hedged Index is the Fund’s Underlying Index and is most representative of the Fund’s risk and return and investment style. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of its Underlying Index. The Water Island Merger Arbitrage USD Hedged Index is designed to reflect a global merger arbitrage strategy investing in definitive, publicly announced mergers and acquisitions and is comprised of securities of U.S. and foreign companies of any market capitalization.
[15]	The Bloomberg U.S. Treasury Bill Index tracks the market for treasury bills issued by the US government with at least one month and up to, but not including, twelve months remaining to maturity.
[16]	The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.
[17]	The S&P 500® Index serves as the Fund’s regulatory index and provides a broad measure of market performance. The Standard and Poor’s 500® Index, or simply the S&P 500, is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the U.S.
[18]	The Bloomberg U.S. Treasury Bill Index tracks the market for treasury bills issued by the US government with at least one month and up to, but not including, twelve months remaining to maturity.
[19]	The Bloomberg U.S. Aggregate Bond Index is one of the Fund’s additional indexes and is also more representative of the Fund’s risk and return than the regulatory index. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.